WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 38.4%
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.1%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	1,180,000	$1,235,696	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	480,000	522,235	(a)
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	80,000	91,151
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	120,000	138,761

Total Diversified Telecommunication Services				1,987,843

Media - 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	70,000	73,806	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,480,000	1,541,376	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	4,300,000	4,886,911
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	640,000	765,704
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,000,000	1,220,078
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	110,000	125,367
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,610,000	3,814,903
Comcast Corp., Senior Notes	3.750%	4/1/40	70,000	81,677
Comcast Corp., Senior Notes	3.400%	7/15/46	70,000	77,094
Comcast Corp., Senior Notes	4.700%	10/15/48	110,000	146,342
Comcast Corp., Senior Notes	3.450%	2/1/50	370,000	413,921
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000	736,792
DISH DBS Corp., Senior Notes	7.750%	7/1/26	260,000	282,409
Fox Corp., Senior Notes	4.709%	1/25/29	1,650,000	1,981,148
Fox Corp., Senior Notes	5.476%	1/25/39	820,000	1,095,395

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	1

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	$277,644
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	290,000	311,663	(a)

Total Media				17,832,230

Wireless Telecommunication Services - 0.3%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	960,000	1,070,093	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	200,000	305,700
Sprint Corp., Senior Notes	7.625%	2/15/25	300,000	358,875
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	20,000	20,050
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	10,000	10,122
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	160,000	161,886
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	500,000	502,440
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	370,000	373,702
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	630,000	712,165	(a)
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	770,000	908,812	(a)

Total Wireless Telecommunication Services				4,423,845

TOTAL COMMUNICATION SERVICES				24,243,918

CONSUMER DISCRETIONARY - 4.0%
Automobiles - 0.5%
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	200,000	200,481
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	540,000	550,800
Ford Motor Credit Co. LLC, Senior Notes	3.339%	3/28/22	200,000	202,856
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	217,450
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	260,000	264,602
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	470,000	495,263
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	860,000	882,575
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	1,920,000	2,121,408	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	2,410,000	2,688,721	(a)

Total Automobiles				7,624,156

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	450,000	493,222	(a)
Wesleyan University, Senior Notes	4.781%	7/1/2116	690,000	899,523

Total Diversified Consumer Services				1,392,745

See Notes to Schedule of Investments.

2	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	304,000	$309,648	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	280,000	280,000	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	300,000	316,875	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	190,000	205,319	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	950,000	995,220
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,730,000	1,819,159
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	130,000	135,045
McDonald’s Corp., Senior Notes	4.450%	3/1/47	870,000	1,085,304
McDonald’s Corp., Senior Notes	4.450%	9/1/48	750,000	945,632
McDonald’s Corp., Senior Notes	3.625%	9/1/49	80,000	90,503
McDonald’s Corp., Senior Notes	4.200%	4/1/50	220,000	271,299
Sands China Ltd., Senior Notes	4.600%	8/8/23	540,000	573,253
Sands China Ltd., Senior Notes	5.125%	8/8/25	760,000	850,725
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,070,000	1,102,448	(a)

Total Hotels, Restaurants & Leisure				8,980,430

Household Durables - 0.0%††
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	330,000	330,000
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	271,375

Total Household Durables				601,375

Internet & Direct Marketing Retail - 2.8%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000	491,982
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,360,000	10,599,545	(b)
Amazon.com Inc., Senior Notes	4.250%	8/22/57	9,010,000	12,234,425
Amazon.com Inc., Senior Notes	2.700%	6/3/60	18,550,000	18,732,798
Prosus NV, Senior Notes	4.850%	7/6/27	1,850,000	2,124,488	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	3,500,000	3,512,418	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	1,150,000	1,120,021	(a)

Total Internet & Direct Marketing Retail				48,815,677

Specialty Retail - 0.0%††
Home Depot Inc., Senior Notes	3.300%	4/15/40	60,000	68,013
Home Depot Inc., Senior Notes	3.350%	4/15/50	120,000	134,825
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	250,000	304,891

Total Specialty Retail				507,729

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	400,000	426,912	(a)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	3

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - (continued)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	380,000	$390,583
NIKE Inc., Senior Notes	3.375%	3/27/50	150,000	173,457

Total Textiles, Apparel & Luxury Goods				990,952

TOTAL CONSUMER DISCRETIONARY				68,913,064

CONSUMER STAPLES - 1.8%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000	1,159,576
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	1,000,000	1,195,916
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,050,000	1,277,201
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,680,000	7,754,822
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	1,670,000	2,022,479
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000	685,787
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	160,000	184,158
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	150,000	209,217	(a)
Primo Water Holdings Inc., Senior Notes	5.500%	4/1/25	390,000	402,308	(a)

Total Beverages				14,891,464

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	94,000	102,785
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	140,000	157,808
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	26,459
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	50,000	68,885
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	10,000	14,235	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	10,000	10,906
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	240,000	277,767
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	530,000	617,293
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	760,000	810,556
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	360,000	407,983
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	370,000	456,419
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	320,000	332,600	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	70,000	77,635	(a)

Total Food Products				3,361,331

See Notes to Schedule of Investments.

4	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.8%
Altria Group Inc., Senior Notes	4.400%	2/14/26	800,000	$922,315
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,370,000	1,628,889
Altria Group Inc., Senior Notes	5.800%	2/14/39	910,000	1,178,381
Altria Group Inc., Senior Notes	5.950%	2/14/49	60,000	81,452
Altria Group Inc., Senior Notes	6.200%	2/14/59	2,830,000	3,873,042
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,020,000	3,358,120
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,030,000	2,218,167
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000	258,177

Total Tobacco				13,518,543

TOTAL CONSUMER STAPLES				31,771,338

ENERGY - 9.5%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	60,000	67,352
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000	1,451,023

Total Energy Equipment & Services				1,518,375

Oil, Gas & Consumable Fuels - 9.4%
Apache Corp., Senior Notes	4.375%	10/15/28	30,000	29,914
Apache Corp., Senior Notes	5.100%	9/1/40	4,820,000	4,889,577
Apache Corp., Senior Notes	4.750%	4/15/43	1,210,000	1,151,315
Apache Corp., Senior Notes	4.250%	1/15/44	990,000	913,275
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	580,000	614,803	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	1,980,000	2,184,113	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	1,160,000	1,290,971	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	380,000	451,186
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	380,000	398,050	(a)
Chevron Corp., Senior Notes	3.078%	5/11/50	80,000	83,579
Chevron USA Inc., Senior Notes	3.850%	1/15/28	1,580,000	1,831,330
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,710,000	1,903,472
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	310,000	351,028
Concho Resources Inc., Senior Notes	4.300%	8/15/28	1,370,000	1,601,146
Continental Resources Inc., Senior Notes	4.375%	1/15/28	20,000	20,421
Continental Resources Inc., Senior Notes	5.750%	1/15/31	1,180,000	1,279,120	(a)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	5

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,490,000	$1,442,506
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	860,000	732,075	(c)(d)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	660,000	737,550	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,300,000	1,449,500	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,950,000	2,289,347
Devon Energy Corp., Senior Notes	7.875%	9/30/31	220,000	305,446
Devon Energy Corp., Senior Notes	7.950%	4/15/32	340,000	479,751
Devon Energy Corp., Senior Notes	5.600%	7/15/41	970,000	1,166,519
Devon Energy Corp., Senior Notes	4.750%	5/15/42	660,000	733,595
Devon Energy Corp., Senior Notes	5.000%	6/15/45	990,000	1,140,729
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	370,000	391,238
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	460,000	493,197
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	100,000	106,327
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,470,000	2,809,007
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	2,160,482
Energy Transfer Operating LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	690,000	592,538	(c)(d)
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,760,000	1,632,611	(c)(d)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,820,000	1,714,622	(c)(d)
Energy Transfer Operating LP, Senior Notes	6.500%	2/1/42	590,000	718,374
Energy Transfer Operating LP, Senior Notes	5.950%	10/1/43	950,000	1,060,622
Energy Transfer Operating LP, Senior Notes	6.000%	6/15/48	1,160,000	1,319,399
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	1,160,000	1,374,088
Energy Transfer Operating LP, Senior Notes	5.000%	5/15/50	1,160,000	1,204,250

See Notes to Schedule of Investments.

6	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	260,000	$304,205
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	600,000	810,382
Enterprise Products Operating LLC, Senior Notes	6.450%	9/1/40	960,000	1,340,966
Enterprise Products Operating LLC, Senior Notes	5.950%	2/1/41	370,000	498,752
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	570,000	711,314
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	700,000	793,871
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	780,000	775,659	(d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	90,000	107,175
EOG Resources Inc., Senior Notes	4.950%	4/15/50	300,000	388,756
EQT Corp., Senior Notes	3.000%	10/1/22	70,000	71,224
EQT Corp., Senior Notes	7.875%	2/1/25	50,000	58,992
EQT Corp., Senior Notes	3.900%	10/1/27	120,000	124,800
EQT Corp., Senior Notes	5.000%	1/15/29	90,000	98,100
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000	1,443,111
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	1,230,000	1,519,857
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	660,000	719,168
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	577,489
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	600,789
Kinder Morgan Energy Partners LP, Senior Notes	6.950%	1/15/38	70,000	95,838
Kinder Morgan Energy Partners LP, Senior Notes	6.500%	9/1/39	670,000	873,155
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,180,000	1,532,484
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,240,000	1,610,178
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	1,340,000	1,630,729
MEG Energy Corp., Senior Notes	5.875%	2/1/29	120,000	119,400	(a)(e)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,204,830
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	574,264

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	7

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MPLX LP, Senior Notes	4.800%	2/15/29	870,000	$1,031,569
MPLX LP, Senior Notes	5.200%	3/1/47	1,410,000	1,680,038
MPLX LP, Senior Notes	4.700%	4/15/48	1,210,000	1,361,491
MPLX LP, Senior Notes	5.500%	2/15/49	1,460,000	1,825,634
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,040,000	1,131,000
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	830,000	804,063
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	460,000	484,228
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	860,000	810,012
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	3,070,000	3,458,355
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	8,190,000	8,924,643
Occidental Petroleum Corp., Senior Notes	0.000%	10/10/36	21,490,000	10,422,650
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	1,021,650
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	2,780,000	2,411,650
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	3,620,000	3,165,283
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	650,000	701,405
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,070,000	944,248
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,110,000	923,381
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	2,800,000	2,355,500
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	2,450,000	3,067,032
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,510,000	5,293,680
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	2,610,000	3,048,832
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000	2,632,150
Range Resources Corp., Senior Notes	5.875%	7/1/22	106,000	107,524
Range Resources Corp., Senior Notes	5.000%	3/15/23	897,000	901,216

See Notes to Schedule of Investments.

8	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	4.875%	5/15/25	590,000	$578,308
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,318,650	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,470,000	2,797,307	(a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	270,000	292,019
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,380,000	1,484,703
Sunoco Logistics Partners Operations LP, Senior Notes	6.100%	2/15/42	720,000	815,918
Sunoco Logistics Partners Operations LP, Senior Notes	5.400%	10/1/47	1,990,000	2,120,117
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	2,590,000	2,609,425
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	40,000	41,431
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	270,000	287,296
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	310,000	323,950	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	190,000	188,575	(a)(e)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,950,000	2,537,457
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	320,000	331,891
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	1,000,000	1,016,875
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	160,000	168,300
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	1,190,000	1,237,600
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	1,210,000	1,282,600

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	9

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	1,450,000		$1,596,936
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,130,000		2,239,162
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	720,000		739,800
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,780,000		1,771,100
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	310,000		349,305
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,780,000		2,026,081
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000		2,134,010
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,520,000		2,246,820
Williams Cos. Inc., Senior Notes	6.300%	4/15/40	840,000		1,100,713
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,680,000		2,121,016
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	150,000		181,276
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,210,000		1,394,779
WPX Energy Inc., Senior Notes	5.250%	10/15/27	700,000		739,025
WPX Energy Inc., Senior Notes	5.875%	6/15/28	560,000		607,057
WPX Energy Inc., Senior Notes	4.500%	1/15/30	1,000,000		1,060,000

Total Oil, Gas & Consumable Fuels					161,879,297

TOTAL ENERGY					163,397,672

FINANCIALS - 13.1%
Banks - 10.9%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	2/16/21	1,830,000		1,807,333	(c)(d)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (8.875% to 4/14/21 then EUR 5 year Swap Rate + 9.177%)	8.875%	4/14/21	5,400,000	EUR	6,661,953	(c)(d)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	830,000		860,096	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,830,000		2,015,745	(a)(c)(d)

See Notes to Schedule of Investments.

10	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Banco Santander SA, Junior Subordinated Notes (6.250% to 9/11/21 then EUR 5 year Swap Rate + 5.640%)	6.250%	9/11/21	6,400,000	EUR	$7,914,513	(c)(d)(f)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	6,260,000		6,944,306	(c)(d)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	3,810,000		4,292,174	(c)(d)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	1,430,000		1,583,212	(c)(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	710,000		745,533	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	120,000		145,219	(d)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,520,000		2,921,227
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,780,000		1,942,781	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,930,000		3,286,732	(c)(d)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	2,930,000		3,490,935	(d)
BNP Paribas SA, Junior Subordinated Notes (6.125% to 6/17/22 then EUR 5 year Swap Rate + 5.230%)	6.125%	6/17/22	2,424,000	EUR	3,112,411	(c)(d)(f)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000		235,413	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	2,790,000		3,225,052	(a)(c)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,050,000		1,166,334	(a)(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	11

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	230,000		$283,078	(a)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	10,650,000		11,595,187	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,250,000		1,339,512	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,301,000		2,259,636
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000		1,080,707
Citigroup Inc., Senior Notes	4.650%	7/23/48	520,000		687,749
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	370,000		432,477
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,870,000		2,147,109
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	200,000		259,293
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000		550,473
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	6,400,000	EUR	8,499,704	(c)(d)(f)
Cooperatieve Rabobank UA, Junior Subordinated Notes (6.625% to 6/29/21 then EUR 5 year Swap Rate + 6.697%)	6.625%	6/29/21	5,400,000	EUR	6,728,677	(c)(d)(f)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	2,672,000	EUR	3,313,473	(c)(d)(f)
Credit Agricole SA, Junior Subordinated Notes (7.500% to 6/23/26 then GBP 5 year Swap Rate + 4.535%)	7.500%	6/23/26	2,620,000	GBP	4,254,820	(c)(d)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,936,309	(a)(c)(d)
Danske Bank A/S, Junior Subordinated Notes (5.875% to 4/6/22 then EUR 7 year Swap Rate + 5.471%)	5.875%	4/6/22	4,220,000	EUR	5,354,748	(c)(d)(f)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	840,000		946,504	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		940,474	(c)(d)

See Notes to Schedule of Investments.

12	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,400,000		$1,582,595	(c)(d)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,750,000		3,224,704	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		665,709
Intesa Sanpaolo SpA, Junior Subordinated Notes (5.875% to 9/1/31 then EUR 5 year Swap Rate + 6.086%)	5.875%	9/1/31	6,680,000	EUR	9,002,519	(c)(d)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000		217,685	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	210,000		237,971	(a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	110,000		115,549	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	440,000		469,034	(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,410,000		1,928,516
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	1,620,000		1,734,200	(d)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,430,000		1,483,225	(c)(d)
Natwest Group PLC, Subordinated Notes	6.000%	12/19/23	400,000		454,592
Natwest Group PLC, Subordinated Notes	5.125%	5/28/24	11,480,000		12,907,954
UniCredit SpA, Junior Subordinated Notes (6.625% to 6/3/23 then EUR 5 year Swap Rate + 6.387%)	6.625%	6/3/23	7,790,000	EUR	9,938,371	(c)(d)(f)
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,700,000		1,787,714	(a)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	13

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	3/1/21	17,367,000	$17,455,224	(c)(d)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	847,000	945,455	(c)(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.170%)	2.879%	10/30/30	890,000	956,971	(d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	410,000	492,202	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	7,670,000	10,567,433	(d)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,840,000	2,148,917
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	1,420,000	1,698,807
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	500,000	629,076

Total Banks				187,605,322

Capital Markets - 1.6%
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	5,190,000	5,501,141	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	200,000	222,917	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	300,000	337,889	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	1,770,000	1,931,035	(a)(c)(d)
Credit Suisse Group AG, Senior Notes	4.875%	5/15/45	530,000	714,532
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	630,000	730,717	(a)(d)

See Notes to Schedule of Investments.

14	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	3/1/21	149,000		$145,153	(c)(d)
Goldman Sachs Capital III Ltd. (3 mo. USD LIBOR + 0.770%, 4.000% floor)	4.000%	3/1/21	96,000		94,320	(c)(d)
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	570,000		764,055
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	430,000		504,887	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000		693,557
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000		2,515,635
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000		6,185,629
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	60,000		71,822	(d)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	190,000		287,045	(d)
UBS Group AG, Junior Subordinated Notes (5.750% to 2/19/22 then EUR 5 year Swap Rate + 5.287%)	5.750%	2/19/22	2,080,000	EUR	2,635,783	(c)(d)(f)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,880,000		3,162,802	(a)(c)(d)

Total Capital Markets					26,498,919

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	333,000		350,334
DAE Funding LLC, Senior Notes	5.750%	11/15/23	160,000		164,600	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	1,210,000		1,418,103
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.230%	12/21/65	740,000		574,573	(a)(d)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000		688,573

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	15

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	23,000	$24,130	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	160,000	168,274	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	400,000	439,314	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/24	1,020,000	933,726	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000	77,152	(a)
Vanguard Group Inc.	3.050%	8/22/50	2,610,000	2,456,271	(g)(h)

Total Diversified Financial Services				7,295,050

Insurance - 0.2%
American International Group Inc., Senior Notes	3.400%	6/30/30	1,080,000	1,206,154
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,910,000	2,504,576	(a)

Total Insurance				3,710,730

TOTAL FINANCIALS				225,110,021

HEALTH CARE - 4.2%
Biotechnology - 0.2%
AbbVie Inc., Senior Notes	4.050%	11/21/39	3,440,000	4,041,042

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	1,317,000	1,509,366

Health Care Providers & Services - 1.3%
Centene Corp., Senior Notes	4.750%	1/15/25	160,000	164,352
Centene Corp., Senior Notes	5.375%	6/1/26	350,000	366,520	(a)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,720,000	2,024,866
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	630,000	718,504
CVS Health Corp., Senior Notes	4.300%	3/25/28	170,000	199,825
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,130,000	1,399,522
CVS Health Corp., Senior Notes	4.125%	4/1/40	820,000	956,631
CVS Health Corp., Senior Notes	5.050%	3/25/48	7,790,000	10,215,481
CVS Health Corp., Senior Notes	4.250%	4/1/50	90,000	108,501
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	1,044,593
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	1,060,000	1,324,403
HCA Inc., Senior Notes	5.375%	2/1/25	150,000	168,634
HCA Inc., Senior Notes	7.690%	6/15/25	420,000	507,106
HCA Inc., Senior Notes	5.625%	9/1/28	60,000	70,377

See Notes to Schedule of Investments.

16	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Notes	5.875%	2/1/29	310,000	$369,768
HCA Inc., Senior Notes	3.500%	9/1/30	480,000	498,920
HCA Inc., Senior Secured Notes	4.500%	2/15/27	240,000	278,734
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	190,000	204,751
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	790,000	1,039,184

Total Health Care Providers & Services				21,660,672

Pharmaceuticals - 2.6%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	6,060,000	6,733,872	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	3,880,000	4,302,590	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	6,860,000	7,543,084	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	900,000	966,618	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	1,370,000	1,528,146	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	300,000	310,104	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	550,000	562,760	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,050,000	1,082,235	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	160,000	161,850
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,097,000	2,106,174
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	250,000	254,394
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	960,000	960,948
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,300,000	1,291,212
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	4,944,000	5,453,331
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,764,000	1,685,723
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	520,000	582,751
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	11,367,000	10,015,805

Total Pharmaceuticals				45,541,597

TOTAL HEALTH CARE				72,752,677

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	17

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 2.5%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	2.700%	2/1/27	750,000	$776,641
Boeing Co., Senior Notes	5.150%	5/1/30	1,950,000	2,318,088
Boeing Co., Senior Notes	3.250%	2/1/35	2,030,000	2,030,223
Boeing Co., Senior Notes	3.550%	3/1/38	170,000	168,917
Boeing Co., Senior Notes	5.705%	5/1/40	1,600,000	2,033,061
Boeing Co., Senior Notes	3.750%	2/1/50	130,000	131,130
Boeing Co., Senior Notes	5.805%	5/1/50	3,700,000	4,885,743
Boeing Co., Senior Notes	5.930%	5/1/60	1,010,000	1,359,226
General Dynamics Corp., Senior Notes	4.250%	4/1/40	40,000	50,588
General Dynamics Corp., Senior Notes	4.250%	4/1/50	190,000	248,891
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	2,190,000	3,133,171
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	120,000	131,370	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	180,000	190,612	(a)

Total Aerospace & Defense				17,457,661

Air Freight & Logistics - 0.1%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,510,000	1,802,978

Airlines - 0.8%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	2,320,000	2,329,986
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,450,000	1,475,188
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	190,000	194,868
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	870,000	855,375
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	850,000	977,111
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,850,000	2,146,440	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	2,490,000	2,661,749	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,110,000	1,230,713	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	680,000	744,600	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	870,000	988,320	(a)

Total Airlines				13,604,350

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	270,000	286,064

See Notes to Schedule of Investments.

18	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	990,000	$1,110,418
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	330,000	341,344	(a)

Total Commercial Services & Supplies				1,451,762

Industrial Conglomerates - 0.4%
3M Co., Senior Notes	3.700%	4/15/50	470,000	559,781
General Electric Co., Senior Notes	3.450%	5/1/27	130,000	145,756
General Electric Co., Senior Notes	3.625%	5/1/30	270,000	300,071
General Electric Co., Senior Notes	5.875%	1/14/38	1,490,000	1,993,514
General Electric Co., Senior Notes	6.875%	1/10/39	2,290,000	3,310,058
General Electric Co., Senior Notes	4.250%	5/1/40	280,000	320,061
General Electric Co., Senior Notes	4.350%	5/1/50	350,000	404,960

Total Industrial Conglomerates				7,034,201

Trading Companies & Distributors - 0.1%
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	370,000	389,458
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	310,000	326,993
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	320,000	354,840
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	410,000	428,194

Total Trading Companies & Distributors				1,499,485

TOTAL INDUSTRIALS				43,136,501

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%††
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	317,800	(a)

IT Services - 0.1%
Mastercard Inc., Senior Notes	3.850%	3/26/50	1,720,000	2,146,708

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,020,000	2,292,605
Intel Corp., Senior Notes	4.600%	3/25/40	120,000	154,281
NVIDIA Corp., Senior Notes	3.500%	4/1/40	220,000	253,385
NVIDIA Corp., Senior Notes	3.500%	4/1/50	1,070,000	1,234,443
NVIDIA Corp., Senior Notes	3.700%	4/1/60	400,000	481,171

Total Semiconductors & Semiconductor Equipment				4,415,885

TOTAL INFORMATION TECHNOLOGY				6,880,393

See Notes to Schedule of Investments.

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WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.7%
Containers & Packaging - 0.0%††
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	250,000	$257,595	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	200,000	207,508	(a)

Total Containers & Packaging				465,103

Metals & Mining - 0.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	560,000	614,399	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	270,000	311,470	(a)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	640,000	752,710	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	1,900,000	2,042,081
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	310,000	444,082
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	10,000	10,466
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	40,000	43,937
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	240,000	266,892
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	960,000	1,201,786
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	150,000	161,863	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,920,000	3,206,470	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	990,000	1,126,340	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	920,000	1,028,420

Total Metals & Mining				11,210,916

Paper & Forest Products - 0.0%††
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	420,000	446,334

TOTAL MATERIALS				12,122,353

UTILITIES - 0.8%
Electric Utilities - 0.8%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	2,395,391	(a)
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	1,320,000	1,443,663
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	5,830,000	8,183,246
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	250,000	302,767
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	610,000	606,456

See Notes to Schedule of Investments.

20	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electric Utilities - (continued)
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	200,000		$197,396
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	680,000		653,491

TOTAL UTILITIES					13,782,410

TOTAL CORPORATE BONDS & NOTES (Cost - $594,030,672)					662,110,347

SOVEREIGN BONDS - 32.3%
Argentina - 0.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	1,241,955		517,895
Argentine Republic Government International Bond, Senior Notes	0.125%	1/9/38	2,874,178		1,133,863
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	8,707,393		3,352,346
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	14,504,705		4,996,871
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	850,000		320,875	*(a)(i)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,970,000		741,213	*(a)(i)
Provincia de Cordoba, Senior Notes	7.125%	12/10/25	824,492		618,369	(a)
Provincia de Cordoba, Senior Notes	7.125%	2/1/29	1,034,131		672,185	(a)

Total Argentina					12,353,617

Australia - 1.6%
Australia Government Bond, Senior Notes	3.000%	3/21/47	22,540,000	AUD	20,521,891	(f)
Australia Government Bond, Senior Notes	1.750%	6/21/51	9,430,000	AUD	6,589,530	(f)

Total Australia					27,111,421

Brazil - 1.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	55,332,000	BRL	11,011,130
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	32,117,000	BRL	6,732,071
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	1,730,000		1,890,570
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,000,000		9,353,655

Total Brazil					28,987,426

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	21

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
China - 1.5%
China Government Bond	3.390%	3/16/50	110,000,000	CNY	$15,901,885
China Government Bond, Senior Notes	4.000%	5/22/24	2,000,000	CNY	324,820	(f)
China Government Bond, Senior Notes	3.380%	11/21/24	11,000,000	CNY	1,761,137	(f)
China Government Bond, Senior Notes	3.390%	5/21/25	9,000,000	CNY	1,445,371	(f)
China Government Bond, Senior Notes	3.310%	11/30/25	10,500,000	CNY	1,687,431	(f)
China Government Bond, Senior Notes	3.480%	6/29/27	23,500,000	CNY	3,825,580	(f)
China Government Bond, Senior Notes	3.600%	6/27/28	2,000,000	CNY	327,988	(f)
China Government Bond, Senior Notes	4.290%	5/22/29	5,000,000	CNY	864,391	(f)

Total China					26,138,603

Dominican Republic - 0.1%
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	2,340,000		2,461,680	(a)

Egypt - 0.2%
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP	250,493
Egypt Government International Bond, Senior Notes	5.750%	5/29/24	3,210,000		3,462,900	(a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	370,000		411,181	(a)

Total Egypt					4,124,574

Ghana - 0.1%
Ghana Government International Bond	10.750%	10/14/30	870,000		1,157,622	(a)
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	320,000		351,563	(a)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	910,000		932,199	(a)

Total Ghana					2,441,384

Indonesia - 6.4%
Indonesia Treasury Bond	8.375%	9/15/26	3,507,000,000	IDR	283,277
Indonesia Treasury Bond	9.000%	3/15/29	114,267,000,000	IDR	9,524,232
Indonesia Treasury Bond	8.250%	5/15/29	355,437,000,000	IDR	28,585,951
Indonesia Treasury Bond	7.000%	9/15/30	233,933,000,000	IDR	17,535,638
Indonesia Treasury Bond	6.500%	2/15/31	100,961,000,000	IDR	7,344,319
Indonesia Treasury Bond	8.375%	3/15/34	290,150,000,000	IDR	23,495,532
Indonesia Treasury Bond	8.250%	5/15/36	45,190,000,000	IDR	3,612,076
Indonesia Treasury Bond	8.375%	4/15/39	6,456,000,000	IDR	526,539
Indonesia Treasury Bond	7.375%	5/15/48	65,063,000,000	IDR	4,816,610
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	200,138,000,000	IDR	15,145,154

Total Indonesia					110,869,328

See Notes to Schedule of Investments.

22	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Italy - 1.2%
Italy Buoni Poliennali Del Tesoro, Senior Notes	3.850%	9/1/49	10,990,000	EUR	$20,669,550	(f)

Ivory Coast - 0.3%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	1,010,000	EUR	1,264,601	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	520,000		574,041	(f)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,820,000		3,113,068	(a)

Total Ivory Coast					4,951,710

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,370,000		1,551,180	(a)

Mexico - 7.8%
Mexican Bonos, Bonds	8.000%	11/7/47	834,040,000	MXN	47,420,132
Mexican Bonos, Senior Notes	7.750%	11/23/34	32,420,000	MXN	1,846,116
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,526,885,400	MXN	84,692,644

Total Mexico					133,958,892

Russia - 8.0%
Russian Federal Bond - OFZ	7.750%	9/16/26	218,960,000	RUB	3,174,341
Russian Federal Bond - OFZ	7.950%	10/7/26	218,960,000	RUB	3,201,608
Russian Federal Bond - OFZ	8.150%	2/3/27	1,998,947,000	RUB	29,583,606
Russian Federal Bond - OFZ	6.000%	10/6/27	226,900,000	RUB	3,010,629
Russian Federal Bond - OFZ	7.050%	1/19/28	2,715,624,000	RUB	38,122,617
Russian Federal Bond - OFZ	6.900%	5/23/29	702,240,000	RUB	9,757,035
Russian Federal Bond - OFZ	7.650%	4/10/30	321,260,000	RUB	4,679,410
Russian Federal Bond - OFZ	7.700%	3/23/33	437,180,000	RUB	6,357,249
Russian Federal Bond - OFZ	7.250%	5/10/34	974,600,000	RUB	13,669,898
Russian Federal Bond - OFZ	7.700%	3/16/39	1,766,040,000	RUB	25,820,868

Total Russia					137,377,261

South Africa - 1.4%
Republic of South Africa Government Bond, Senior Notes	4.300%	10/12/28	8,420,000		8,586,531
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	219,710,000	ZAR	10,034,338
Republic of South Africa Government Bond, Senior Notes	8.500%	1/31/37	103,880,000	ZAR	5,738,873

Total South Africa					24,359,742

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	23

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Supranational - 0.2%
International Bank for Reconstruction & Development, Senior Notes	8.400%	10/12/21	34,200,000,000	IDR	$2,505,522

Ukraine - 0.2%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,350,000		1,452,222	(a)
Ukraine Government International Bond, Senior Notes	7.253%	3/15/33	2,260,000		2,412,369	(a)

Total Ukraine					3,864,591

United Arab Emirates - 0.8%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	3,270,000		4,032,727	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	8,810,000		9,259,134	(a)

Total United Arab Emirates					13,291,861

TOTAL SOVEREIGN BONDS (Cost - $561,346,102)					557,018,342

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.7%
U.S. Government Obligations - 12.7%
U.S. Treasury Bonds	1.125%	8/15/40	170,000		155,099
U.S. Treasury Bonds	1.375%	11/15/40	32,110,000		30,602,335
U.S. Treasury Bonds	2.000%	2/15/50	4,020,000		4,181,742
U.S. Treasury Bonds	1.250%	5/15/50	11,100,000		9,609,305
U.S. Treasury Bonds	1.375%	8/15/50	39,730,000		35,511,791
U.S. Treasury Bonds	1.625%	11/15/50	38,880,000		36,966,375
U.S. Treasury Notes	0.375%	9/30/27	22,830,000		22,332,377
U.S. Treasury Notes	0.625%	12/31/27	8,740,000		8,666,256
U.S. Treasury Notes	0.750%	1/31/28	48,200,000		48,151,047
U.S. Treasury Notes	0.625%	5/15/30	17,540,000		16,904,175
U.S. Treasury Notes	0.875%	11/15/30	5,120,000		5,024,400

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $225,901,187)					218,104,902

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 4.4%
Alternative Loan Trust, 2005-J4 M2 (1 mo. USD LIBOR + 0.960%)	1.090%	7/25/35	142,493		141,953	(d)
Banc of America Funding Corp., 2015-R3 2A2	0.278%	2/27/37	4,394,411		3,709,911	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	5.614%	5/15/37	6,500,000		5,980,048	(a)(d)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.169%	6/15/38	696		664	(d)
CSMC Trust, 2015-2R 7A2	2.992%	8/27/36	8,615,258		7,144,920	(a)(d)
CSMC Trust, 2019-RIO B	6.889%	12/15/21	6,260,000		5,897,110	(a)(d)(h)

See Notes to Schedule of Investments.

24	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,300,000	$4,448,820	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	3,268,000	3,300,784	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	8.080%	5/25/25	1,560,191	1,632,675	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2017-DNA2 B1 (1 mo. USD LIBOR + 5.150%)	5.280%	10/25/29	4,420,000	4,831,695	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (SOFR + 3.000%)	3.082%	12/25/50	2,180,000	2,225,773	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	5.230%	6/25/50	800,000	844,439	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	5.130%	7/25/25	426,532	436,500	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1B1 (1 mo. USD LIBOR + 5.750%)	5.880%	7/25/29	3,400,000	3,723,856	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	3.730%	1/25/30	3,880,000	4,057,601	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.530%	5/25/30	2,485,308	2,510,591	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	3.680%	7/25/30	5,280,000	5,437,997	(a)(d)
GS Mortgage Securities Corp. II, 2018- SRP5 C (1 mo. USD LIBOR + 3.750%)	3.876%	9/15/31	8,345,000	4,225,374	(a)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.400%	11/25/36	1,560,231	1,266,157	(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	25

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.109%	4/17/45	172,393	$35,296	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	8.334%	6/15/35	10,570,000	8,749,497	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	98,215	54,804	(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	6,121	6,032	(d)
Morgan Stanley Capital I Trust, 2006- IQ12 AJ	5.399%	12/15/43	74,439	50,539
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	113,347	117,076
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	5.420%	2/25/36	1,829,769	393,754	(d)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	0.881%	5/20/34	209,553	202,300	(d)
Starwood Retail Property Trust, 2014- STAR E (1 mo. USD LIBOR + 4.400%)	4.527%	11/15/27	5,070,000	254,134	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	310,000	14,585	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	309,998	13,204	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.960%)	1.090%	12/25/45	1,768,545	1,131,834	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.499%	2/25/46	2,043,898	1,940,402	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $85,051,023)				74,780,325

ASSET-BACKED SECURITIES - 1.8%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	2.605%	1/25/34	349,474	342,537	(d)
Bayview Financial Mortgage Pass-Through Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.435%)	0.558%	11/28/36	2,318,950	2,149,019	(d)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	2,318,910	2,355,507	(d)
CreditShop Credit Card Co. LLC, 2019-1 B (1 mo. USD LIBOR + 6.250%)	6.409%	8/15/24	3,294,875	3,317,543	(a)(d)

See Notes to Schedule of Investments.

26	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	3,330,000	$3,928,179
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	429,599	430,918	(a)
ITE Rail Fund Levered LP, 2021-1A A	2.250%	2/28/51	1,710,000	1,715,113	(a)(e)
KeyCorp Student Loan Trust, 2005-A 2C (3 mo. USD LIBOR + 1.300%)	1.551%	12/27/38	3,288,326	3,120,620	(d)
Mill City Solar Loan Ltd., 2019-1A A	4.340%	3/20/43	3,791,064	4,112,716	(a)
Navient Private Education Refi Loan Trust, 2020-A B	3.160%	11/15/68	3,990,000	4,131,987	(a)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	6.217%	4/25/35	4,329,944	3,287,880
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	0.480%	8/25/36	2,009,778	1,974,399	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $29,939,670)				30,866,418

SENIOR LOANS - 1.1%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.871%	3/1/27	843,320	839,856	(d)(k)(l)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.627%	1/31/28	360,000	358,988	(d)(k)(l)

Total Diversified Telecommunication Services				1,198,844

Media - 0.2%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.880%	4/30/25	1,378,417	1,379,471	(d)(k)(l)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.623%	11/18/24	73,499	72,611	(d)(k)(l)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	3.814%	1/31/26	818,436	818,052	(d)(k)(l)
Univision Communications Inc., First Lien New Replacement Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	3/15/26	1,390,700	1,394,828	(d)(k)(l)

Total Media				3,664,962

TOTAL COMMUNICATION SERVICES				4,863,806

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	27

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	3.500-4.250%	9/23/26	858,199	$860,881	(d)(k)(l)

Hotels, Restaurants & Leisure - 0.3%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.871%	11/19/26	1,016,473	1,010,883	(d)(k)(l)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.871%	7/31/24	284,861	284,119	(d)(k)(l)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	1.871%	3/11/25	1,012,461	1,008,664	(d)(k)(l)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.871%	12/23/24	1,183,648	1,170,949	(d)(k)(l)
Golden Nugget Inc., First Lien Initial Term Loan (the greater of 2 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	10/4/23	276,873	272,028	(d)(k)(l)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.880%	6/22/26	399,506	398,557	(d)(k)(l)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.871%	8/14/24	1,085,435	1,071,613	(d)(k)(l)

Total Hotels, Restaurants & Leisure				5,216,813

Specialty Retail - 0.1%
Michaels Stores Inc., 2020 Refinancing Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	10/1/27	1,616,104	1,618,528	(d)(k)(l)

TOTAL CONSUMER DISCRETIONARY				7,696,222

FINANCIALS - 0.2%
Capital Markets - 0.0%††
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.121%	7/21/25	313,888	312,254	(d)(k)(l)

Diversified Financial Services - 0.1%
Jane Street Group LLC, Dollar Term Loan	—	1/31/28	334,063	333,227	(m)
TKC Holdings Inc., First Lien Initial Term Loan	4.750%	2/1/23	972,116	953,889	(d)(k)(l)

See Notes to Schedule of Investments.

28	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.871%	11/16/26	387,963	$388,448	(d)(k)(l)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.129%	3/1/26	98,754	98,939	(d)(k)(l)

Total Diversified Financial Services				1,774,503

Insurance - 0.1%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.121%	11/3/24	559,950	558,650	(d)(k)(l)

TOTAL FINANCIALS				2,645,407

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.871%	11/17/25	791,578	792,072	(d)(k)(l)
MPH Acquisition Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	6/7/23	359,611	359,836	(d)(k)(l)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.380%	3/5/26	275,814	275,538	(d)(k)(l)

Total Health Care Providers & Services				1,427,446

Health Care Technology - 0.1%
AthenaHealth Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.633%	2/11/26	235,800	236,881	(d)(k)(l)
Change Healthcare Holdings LLC, Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	3/1/24	999,534	1,002,241	(d)(k)(l)

Total Health Care Technology				1,239,122

Pharmaceuticals - 0.0%††
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.121%	6/2/25	249,920	250,749	(d)(k)(l)

TOTAL HEALTH CARE				2,917,317

INFORMATION TECHNOLOGY - 0.0%††
Technology Hardware, Storage & Peripherals - 0.0%††
Dell International LLC, Refinancing Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.750% + 2.000%)	2.750%	9/19/25	494,953	496,371	(d)(k)(l)

MATERIALS - 0.0%††
Containers & Packaging - 0.0%††
Berry Global Inc., Term Loan X (1 mo. USD LIBOR + 2.000%)	2.133%	1/19/24	304,342	304,897	(d)(k)(l)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	29

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

\SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.871%	2/4/27	245,385	$245,906	(d)(k)(l)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.871%	2/6/23	17,768	17,789	(d)(k)(l)

TOTAL MATERIALS				568,592

REAL ESTATE - 0.0%††
Real Estate Management & Development - 0.0%††
CityCenter Holdings LLC, Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/18/24	428,351	424,442	(d)(k)(l)

TOTAL SENIOR LOANS (Cost - $19,678,294)				19,612,157

MUNICIPAL BONDS - 0.4%
California - 0.0%††
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	415,220	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	205,000	226,359

Total California				641,579

Illinois - 0.2%
State of Illinois, GO	5.100%	6/1/33	2,925,000	3,275,737

Michigan - 0.1%
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	820,000	664,405	(d)

New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority:
Build America Bond, Series B	6.561%	12/15/40	820,000	1,202,899
Series B, Refunding	4.131%	6/15/42	710,000	794,277

Total New Jersey				1,997,176

TOTAL MUNICIPAL BONDS (Cost - $5,704,466)				6,578,897

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.3%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Australian Dollar Futures, Put @ $77.00	2/5/21	118	118,000	94,400
Euro Futures , Put @ $1.22	3/5/21	90	11,250,000	101,250

See Notes to Schedule of Investments.

30	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Put @ $137.25		2/19/21	180	180,000	$98,437
U.S. Treasury Long-Term Bonds Futures, Call @ $168.50		2/5/21	120	120,000	116,250
U.S. Treasury Long-Term Bonds Futures, Call @ $170.50		2/5/21	180	180,000	47,813
U.S. Treasury Long-Term Bonds Futures, Call @ $169.00		2/19/21	240	240,000	285,000

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $770,534)					743,150

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.2%
U.S. Dollar/Brazilian Real, Call @ 5.45BRL	Morgan Stanley & Co. Inc.	2/26/21	16,580,000	16,580,000	426,905
U.S. Dollar/Brazilian Real, Call @ 5.20BRL	Morgan Stanley & Co. Inc.	3/16/21	16,490,000	16,490,000	998,546
U.S. Dollar/Chinese Yuan Renminbi, Put @ 6.50CNY	JPMorgan Chase & Co.	5/20/21	16,410,000	16,410,000	188,519
U.S. Dollar/Mexican Peso, Call @ 20.60MXN	Morgan Stanley & Co. Inc.	2/26/21	16,580,000	16,580,000	269,889
U.S. Dollar/Mexican Peso, Call @ 20.00MXN	Goldman Sachs Group Inc.	3/4/21	16,590,000	16,590,000	574,739
U.S. Dollar/Russian Ruble, Put @ 80.60RUB	Citibank N.A.	2/2/21	15,900,000	15,900,000	1,039,824
U.S. Dollar/Russian Ruble, Put @ 76.00RUB	Goldman Sachs Group Inc.	2/16/21	16,060,000	16,060,000	249,562
U.S. Dollar/Russian Ruble, Put @ 75.10RUB	Goldman Sachs Group Inc.	4/23/21	16,706,000	16,706,000	333,422

TOTAL OTC PURCHASED OPTIONS (Cost - $3,165,951)					4,081,406

TOTAL PURCHASED OPTIONS (Cost - $3,936,485)					4,824,556

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	31

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY		SHARES	VALUE
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.		40,182	$154,701
Southwestern Energy Co.		47,139	177,714	*

TOTAL COMMON STOCKS (Cost - $2,306,635)			332,415

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,527,894,534)			1,574,228,359

	RATE
SHORT-TERM INVESTMENTS - 2.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $43,309,385)	0.010%	43,309,385	43,309,385	(n)

TOTAL INVESTMENTS - 93.9% (Cost - $1,571,203,919)			1,617,537,744
Other Assets in Excess of Liabilities - 6.1%			105,033,230

TOTAL NET ASSETS - 100.0%			$1,722,570,974

See Notes to Schedule of Investments.

32	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	The coupon payment on this security is currently in default as of January 31, 2021.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of January 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2021, the total market value of investments in Affiliated Companies was $43,309,385 and the cost was $43,309,385 (Note 2).

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	33

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
CNY	— Chinese Yuan Renminbi
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Australian Dollar Futures, Call	2/5/21	$78.00		100	100,000	$(5,000)
Australian Dollar Futures, Call	3/5/21	77.50		90	90,000	(45,900)
Australian Dollar Futures, Call	3/5/21	78.00		120	120,000	(43,200)
Australian Dollar Futures, Put	2/5/21	75.00		36	36,000	(3,240)
British Pound Futures, Call	2/5/21	137.00		51	31,875	(21,038)
British Pound Futures, Call	3/5/21	137.50		60	37,500	(42,000)
Canadian Dollar Futures, Call	2/5/21	79.50		60	60,000	(1,500)
Canadian Dollar Futures, Call	3/5/21	79.00		60	60,000	(19,200)
Euro Futures, Call	2/5/21	1.23		58	7,250,000	(2,175)
Euro Futures, Call	3/5/21	1.22		30	3,750,000	(23,250)
Euro Futures, Call	3/5/21	1.22		30	3,750,000	(31,125)
Euro Futures, Put	2/5/21	1.22		122	15,250,000	(112,850)
Euro Futures, Put	2/5/21	1.23		59	7,375,000	(84,075)
Euro Futures, Put	3/5/21	1.21		120	15,000,000	(100,500)
Euro-Bund Futures, Put	2/19/21	177.00	EUR	179	17,900,000	(112,957)
U.S. Treasury 5-Year Notes Futures, Call	2/19/21	126.00		1,781	1,781,000	(180,884)
U.S. Treasury 5-Year Notes Futures, Put	2/19/21	125.75		600	600,000	(70,313)

See Notes to Schedule of Investments.

34	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SCHEDULE OF WRITTEN OPTIONS - (continued)
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
U.S. Treasury 10-Year Notes Futures, Call		2/5/21	$137.00		178	178,000		$(52,844)
U.S. Treasury 10-Year Notes Futures, Call		2/5/21	137.25		178	178,000		(33,375)
U.S. Treasury 10-Year Notes Futures, Call		2/19/21	137.00		830	830,000		(376,094)
U.S. Treasury 10-Year Notes Futures, Call		2/19/21	137.50		2,078	2,078,000		(487,031)
U.S. Treasury 10-Year Notes Futures, Call		2/19/21	138.00		943	943,000		(103,141)
U.S. Treasury 10-Year Notes Futures, Call		3/26/21	136.50		240	240,000		(120,000)
U.S. Treasury 10-Year Notes Futures, Put		2/5/21	137.00		180	180,000		(47,812)
U.S. Treasury 10-Year Notes Futures, Put		2/19/21	135.00		177	177,000		(5,531)
U.S. Treasury 10-Year Notes Futures, Put		2/19/21	137.00		134	134,000		(56,531)
U.S. Treasury Long-Term Bonds Futures, Call		2/5/21	169.50		329	329,000		(169,641)
U.S. Treasury Long-Term Bonds Futures, Call		2/5/21	170.00		595	595,000		(223,125)
U.S. Treasury Long-Term Bonds Futures, Call		2/19/21	170.00		734	734,000		(573,437)
U.S. Treasury Long-Term Bonds Futures, Call		2/19/21	171.00		179	179,000		(89,500)
U.S. Treasury Long-Term Bonds Futures, Call		2/19/21	172.00		1,184	1,184,000		(370,000)
U.S. Treasury Long-Term Bonds Futures, Call		2/19/21	173.00		467	467,000		(94,859)
U.S. Treasury Long-Term Bonds Futures, Call		2/19/21	174.00		291	291,000		(40,922)
U.S. Treasury Long-Term Bonds Futures, Put		2/5/21	169.00		269	269,000		(269,000)
U.S. Treasury Long-Term Bonds Futures, Put		2/19/21	168.00		418	418,000		(424,531)
U.S. Treasury Long-Term Bonds Futures, Put		2/19/21	168.50		120	120,000		(148,125)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $6,033,561)								$(4,584,706)

OTC WRITTEN OPTIONS
	COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.HY.35 Index, Call	Bank of America N.A.	2/17/21	109.50	bps	8,500,000	8,500,000	‡	$(9,192)
U.S. Dollar/Brazilian Real, Call	JPMorgan Chase & Co.	2/1/21	6.02	BRL	15,790,000	15,790,000		0 (a)
U.S. Dollar/Brazilian Real, Call	Morgan Stanley & Co. Inc.	2/4/21	5.49	BRL	16,400,000	16,400,000		(168,936)
U.S. Dollar/Brazilian Real, Call	Morgan Stanley & Co. Inc.	2/26/21	5.73	BRL	33,160,000	33,160,000		(297,236)
U.S. Dollar/Brazilian Real, Call	Morgan Stanley & Co. Inc.	3/16/21	5.48	BRL	32,980,000	32,980,000		(975,070)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	35

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SCHEDULE OF WRITTEN OPTIONS - (continued)
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Brazilian Real, Call	Morgan Stanley & Co. Inc.	4/5/21	5.57	BRL	16,400,000	16,400,000	$(465,442)
U.S. Dollar/Brazilian Real, Call	BNP Paribas SA	4/29/21	5.65	BRL	18,070,000	18,070,000	(525,056)
U.S. Dollar/Brazilian Real, Put	BNP Paribas SA	4/29/21	5.36	BRL	18,070,000	18,070,000	(476,202)
U.S. Dollar/Chinese Yuan Renminbi, Call	JPMorgan Chase & Co.	5/20/21	6.90	CNY	16,410,000	16,410,000	(30,513)
U.S. Dollar/Mexican Peso, Call	Morgan Stanley & Co. Inc.	2/26/21	21.50	MXN	33,160,000	33,160,000	(174,654)
U.S. Dollar/Mexican Peso, Call	Goldman Sachs Group Inc.	3/4/21	20.85	MXN	33,180,000	33,180,000	(457,887)
U.S. Dollar/Mexican Peso, Put	Citibank N.A.	2/2/21	20.58	MXN	15,890,000	15,890,000	(118,685)
U.S. Dollar/Norwegian Krone, Put	Goldman Sachs Group Inc.	2/2/21	9.00	NOK	18,260,000	18,260,000	(913,203)
U.S. Dollar/Russian Ruble, Call	Goldman Sachs Group Inc.	3/10/21	75.84	RUB	16,490,000	16,490,000	(331,648)
U.S. Dollar/Russian Ruble, Put	Citibank N.A.	2/2/21	78.00	RUB	31,800,000	31,800,000	(993,618)
U.S. Dollar/Russian Ruble, Put	JPMorgan Chase & Co.	2/15/21	75.37	RUB	17,030,000	17,030,000	(179,778)
U.S. Dollar/Russian Ruble, Put	Goldman Sachs Group Inc.	4/23/21	73.09	RUB	33,412,000	33,412,000	(326,977)
U.S. Dollar/Russian Ruble, Put	Goldman Sachs Group Inc.	2/16/21	73.79	RUB	32,120,000	32,120,000	(107,184)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $6,539,856)							$(6,551,281)

TOTAL WRITTEN OPTIONS (Premiums received - $12,573,417)							$(11,135,987)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

(a)	Value is less than $1.

See Notes to Schedule of Investments.

36	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
EUR	— Euro
MXN	— Mexican Peso
NOK	— Norwegian Krone
RUB	— Russian Ruble

At January 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,344	12/23	$333,656,410	$333,916,800	$260,390
Australian Dollar	934	3/21	70,988,511	71,371,610	383,099
British Pound	70	3/21	5,944,644	5,995,938	51,294
Canadian Dollar	333	3/21	26,097,501	26,013,960	(83,541)
Euro-OAT	258	3/21	52,452,203	52,308,932	(143,271)
Japanese 10-Year Bonds	24	3/21	34,832,204	34,786,195	(46,009)
Japanese Yen	331	3/21	39,763,143	39,517,262	(245,881)
Mexican Peso	2,390	3/21	59,164,855	57,921,650	(1,243,205)
Russian Ruble	895	3/21	29,759,025	29,423,125	(335,900)
U.S. Treasury 5-Year Notes	8,957	3/21	1,127,181,992	1,127,462,375	280,383
U.S. Treasury Long- Term Bonds	11,480	3/21	1,993,042,314	1,936,891,250	(56,151,064)
U.S. Treasury Ultra Long-Term Bonds	1,267	3/21	268,314,723	259,378,656	(8,936,067)

					(66,209,772)

Contracts to Sell:
90-Day Eurodollar	1,143	3/21	285,079,700	285,292,800	(213,100)
90-Day Eurodollar	3,600	6/21	889,056,615	898,605,000	(9,548,385)
Euro	951	3/21	143,689,593	144,349,912	(660,319)
Euro-BTP	525	3/21	96,390,480	96,204,176	186,304
Euro-Bund	5,015	3/21	1,079,274,123	1,078,735,214	538,909
Euro-Buxl	73	3/21	19,686,175	19,604,779	81,396
U.S. Treasury 2-Year Notes	656	3/21	144,934,967	144,960,625	(25,658)
U.S. Treasury 10-Year Notes	5,430	3/21	747,735,569	744,079,688	3,655,881

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	37

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
United Kingdom Long Gilt Bonds	1,246	3/21	$228,680,242	$228,885,229	$(204,987)
					(6,189,959)

Net unrealized depreciation on open futures contracts					$(72,399,731)

Abbreviation(s) used in this table:

BTP	— Buoni del Tesoro Poliennali (Italian Treasury Bonds)
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

At January 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	130,385,395	USD	6,111,538	Citibank N.A.	2/4/21	$244,862
NOK	70,384,080	USD	7,669,200	Goldman Sachs Group Inc.	2/4/21	547,994
USD	6,047,894	MXN	129,030,000	JPMorgan Chase & Co.	2/4/21	(242,430)
USD	7,676,144	NOK	70,384,080	Morgan Stanley & Co. Inc.	2/4/21	(541,050)
BRL	57,582,511	USD	10,777,143	Goldman Sachs Group Inc.	2/8/21	(255,382)
USD	5,048,856	BRL	27,016,430	Morgan Stanley & Co. Inc.	2/8/21	112,281
RUB	509,444,000	USD	6,556,551	JPMorgan Chase & Co.	2/16/21	161,814
USD	793,471	BRL	4,280,778	Morgan Stanley & Co. Inc.	3/2/21	11,749
USD	130,272	MXN	2,651,024	Morgan Stanley & Co. Inc.	3/2/21	1,372
MXN	4,723,410	USD	236,896	Goldman Sachs Group Inc.	3/8/21	(7,403)
USD	237,000	MXN	4,723,410	Goldman Sachs Group Inc.	3/8/21	7,507
USD	4,534,750	RUB	334,551,181	Goldman Sachs Group Inc.	3/11/21	134,054
RUB	334,551,181	USD	4,533,214	Morgan Stanley & Co. Inc.	3/11/21	(132,518)
USD	4,884,856	BRL	26,192,600	Morgan Stanley & Co. Inc.	4/7/21	107,030
USD	21,437,597	EUR	17,580,000	BNP Paribas SA	4/19/21	64,816
USD	22,359,164	EUR	18,280,000	BNP Paribas SA	4/19/21	135,361
BRL	82,446,687	USD	15,131,997	Citibank N.A.	4/19/21	(98,150)
BRL	170,510,000	USD	32,231,295	Citibank N.A.	4/19/21	(1,139,430)
CAD	32,025,486	USD	25,279,520	Citibank N.A.	4/19/21	(231,228)
CNY	400,539,000	USD	61,749,634	Citibank N.A.	4/19/21	(162,145)
EUR	550,000	USD	667,106	Citibank N.A.	4/19/21	1,553
EUR	2,000,000	USD	2,438,681	Citibank N.A.	4/19/21	(7,192)
EUR	2,200,000	USD	2,679,138	Citibank N.A.	4/19/21	(4,501)
EUR	5,000,000	USD	6,088,975	Citibank N.A.	4/19/21	(10,254)
USD	19,095,773	AUD	24,465,732	Citibank N.A.	4/19/21	389,329

See Notes to Schedule of Investments.

38	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	815,626	CAD	1,036,000	Citibank N.A.	4/19/21	$5,333
USD	13,228,664	GBP	9,745,059	Citibank N.A.	4/19/21	(129,426)
USD	4,025,695	IDR	57,354,074,010	Citibank N.A.	4/19/21	(32,403)
USD	2,805,256	JPY	289,137,719	Citibank N.A.	4/19/21	42,473
USD	11,567,340	MXN	233,400,000	Citibank N.A.	4/19/21	279,356
USD	42,699,310	MXN	860,690,000	Citibank N.A.	4/19/21	1,073,541
USD	44,750,836	MXN	902,960,000	Citibank N.A.	4/19/21	1,080,752
USD	470,846	RUB	35,478,272	Citibank N.A.	4/19/21	6,333
USD	15,433,197	ZAR	229,942,294	Citibank N.A.	4/19/21	401,530
BRL	84,550,000	USD	15,607,118	Goldman Sachs Group Inc.	4/19/21	(189,739)
EUR	57,000	USD	69,889	Goldman Sachs Group Inc.	4/19/21	(591)
EUR	13,800,000	USD	16,791,219	Goldman Sachs Group Inc.	4/19/21	(13,950)
GBP	1,400,000	USD	1,904,952	Goldman Sachs Group Inc.	4/19/21	14,105
USD	10,470,708	EUR	8,588,672	Goldman Sachs Group Inc.	4/19/21	29,080
USD	13,010,914	EUR	10,580,000	Goldman Sachs Group Inc.	4/19/21	148,341
USD	16,687,877	EUR	13,570,000	Goldman Sachs Group Inc.	4/19/21	190,230
USD	159,433	IDR	2,255,493,000	Goldman Sachs Group Inc.	4/19/21	(155)
USD	9,733,390	MXN	194,688,248	Goldman Sachs Group Inc.	4/19/21	317,633
USD	16,810,415	MXN	340,774,000	Goldman Sachs Group Inc.	4/19/21	329,475
IDR	1,966,618,000	USD	137,999	JPMorgan Chase & Co.	4/19/21	1,150
INR	4,300,574,022	USD	58,057,023	JPMorgan Chase & Co.	4/19/21	195,776
USD	10,189,764	CNH	65,929,810	JPMorgan Chase & Co.	4/19/21	22,919
USD	93,774	CNY	610,000	JPMorgan Chase & Co.	4/19/21	(20)
USD	84,220,094	IDR	1,180,723,608,090	JPMorgan Chase & Co.	4/19/21	677,789
USD	34,444,218	TWD	946,596,000	JPMorgan Chase & Co.	4/19/21	618,415
NOK	167,546,400	USD	19,586,907	Morgan Stanley & Co. Inc.	4/19/21	(30,914)
RUB	404,468,857	USD	5,300,235	Morgan Stanley & Co. Inc.	4/19/21	(4,565)
BRL	4,308,066	USD	783,000	BNP Paribas SA	5/3/21	2,152
USD	7,517,656	CNY	50,180,350	JPMorgan Chase & Co.	5/24/21	(180,087)

Total						$3,942,572

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	39

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At January 31, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Goldman Sachs Group Inc.	2,141,200,000RUB	11/20/21	RUB-MOSKP3**	6.500%**	$(7,099)	$326,378
Goldman Sachs Group Inc.	3,568,600,000RUB	11/20/21	RUB-MOSKP3**	6.500%**	9,624	522,495
Goldman Sachs Group Inc.	4,163,400,000RUB	11/20/21	RUB-MOSKP3**	6.500%**	—	620,811
Goldman Sachs Group Inc.	1,040,080,000BRL	1/3/22	BRL-CDI**	3.383%**	—	201,979

Total					$2,525	$1,671,663

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$213,385,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(708)	$43,696

See Notes to Schedule of Investments.

40	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$83,304,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	$45,147	$(400,708)
	114,879,000	2/28/25	3-Month LIBOR quarterly	0.380% semi-annually	22,131	(152,924)
	166,481,000	11/27/25	3-Month LIBOR quarterly	0.840% semi-annually	(70,544)	(362,134)
	185,080,000	12/18/25	3-Month LIBOR quarterly	1.100% semi-annually	—	32,508
	1,440,473,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(2,121,365)	28,134,489
	98,052,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(329,133)	2,147,464
	138,670,000	5/20/30	0.713% semi-annually	3-Month LIBOR quarterly	(73,136)	4,730,228
	145,530,000	6/24/30	0.689% semi-annually	3-Month LIBOR quarterly	—	5,373,755
	148,530,000	7/8/30	0.680% semi-annually	3-Month LIBOR quarterly	—	5,672,476
	41,100,000	7/20/45	0.560% annually	Daily SOFR annually	253,132	6,678,034
	12,970,000	8/19/45	0.740% annually	Daily SOFR annually	—	1,691,636
	111,376,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	3,666,913	15,507,709
	77,913,000	2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	346,073	10,282,406
	8,329,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	49,041	(41,018)
	17,476,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	96,262	1,505,514
	8,507,000	2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	7,577	724,543
	5,620,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	95,340	885,158
	5,030,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	39,715	492,616

Total	$3,022,705,000				$2,026,445	$82,945,448

See Notes to Schedule of Investments.

41	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.35 Index	$52,254,000	12/20/25	5.000% quarterly	$4,168,040	$2,226,065	$1,941,975
Markit CDX.NA.IG.34 Index	145,241,000	6/20/25	1.000% quarterly	1,933,448	(1,319,183)	3,252,631
Markit CDX.NA.IG.35 Index	117,904,000	12/20/25	1.000% quarterly	2,488,953	2,486,576	2,377

Total	$315,399,000			$8,590,441	$3,393,458	$5,196,983

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
LIBOR	— London Interbank Offered Rate
MOSKP3	— 3-Month Moscow Prime Offered Rate
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

42	Western Asset Macro Opportunities Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

43

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

44

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$222,653,750	$2,456,271	$225,110,021
Other Corporate Bonds & Notes	—	437,000,326	—	437,000,326
Sovereign Bonds	—	557,018,342	—	557,018,342
U.S. Government & Agency Obligations	—	218,104,902	—	218,104,902
Collateralized Mortgage Obligations	—	68,883,215	5,897,110	74,780,325
Asset-Backed Securities	—	30,866,418	—	30,866,418
Senior Loans	—	19,612,157	—	19,612,157
Municipal Bonds	—	6,578,897	—	6,578,897
Purchased Options:
Exchange-Traded Purchased Options	$743,150	—	—	743,150
OTC Purchased Options	—	4,081,406	—	4,081,406
Common Stocks	332,415	—	—	332,415

Total Long-Term Investments	1,075,565	1,564,799,413	8,353,381	1,574,228,359

Short-Term Investments†	43,309,385	—	—	43,309,385

Total Investments	$44,384,950	$1,564,799,413	$8,353,381	$1,617,537,744

Other Financial Instruments:
Futures Contracts	$5,437,656	—	—	$5,437,656
Forward Foreign Currency Contracts	—	$7,356,105	—	7,356,105
OTC Interest Rate Swaps‡	—	1,674,187	—	1,674,187
Centrally Cleared Interest Rate Swaps	—	83,902,232	—	83,902,232
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	5,196,983	—	5,196,983

Total Other Financial Instruments	$5,437,656	$98,129,507	—	$103,567,163

Total	$49,822,606	$1,662,928,920	$8,353,381	$1,721,104,907

45

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$4,584,706	—	—	$4,584,706
OTC Written Options	—	$6,551,281	—	6,551,281
Futures Contracts	77,837,387	—	—	77,837,387
Forward Foreign Currency Contracts	—	3,413,533	—	3,413,533
Centrally Cleared Interest Rate Swaps	—	956,784	—	956,784

Total	$82,422,093	$10,921,598	—	$93,343,691

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2021. The following transactions were effected in such company for the period ended January 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$24,106,430	$233,865,661	233,865,661	$214,662,706	214,662,706

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	January 31, 2021Appreciation (Depreciation)	Affiliate Value at January 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$516		—	$43,309,385

46